Supplement dated March 23, 2007 to the Prospectus dated May 1, 2006 for the Pacific Value, Pacific Innovations Select, Pacific Innovations, Pacific Odyssey, Pacific One, Pacific One
Select, Pacific Select Variable Annuity, Pacific Select Variable Annuity II, and Pacific Portfolios variable annuity contracts issued by Pacific Life Insurance Company and to the Prospectus dated December 6, 2006 for the Pacific Voyages variable annuity contract issued by Pacific Life Insurance Company

Capitalized terms used in this supplement are defined in the Prospectuses referred to above unless otherwise defined herein. “We,” “us,” or “our” refer to Pacific Life Insurance Company; “you” or “your” refer to the Contract Owner. For more complete information on the portfolios of Pacific Select Fund, including a discussion of each portfolio’s investment techniques and the risks associated with its investments, see the accompanying preliminary prospectus. You should read the prospectus carefully.

This supplement must be preceded or accompanied by the applicable Prospectus referenced above, as supplemented.

Reorganization of the Concentrated Growth and Capital Opportunities Portfolios

The reorganization will take effect on April 30, 2007 (the “reorganization date”). The following transactions (the “reorganization”), are scheduled to occur:

•	shares of the Concentrated Growth Portfolio will be transferred to the Equity Portfolio, and
•	shares of the Capital Opportunities Portfolio will be transferred to the Main Street® Core Portfolio.

At the same time that the reorganization occurs, Subaccount Units of the Concentrated Growth variable account will automatically be transferred to the Equity variable account in exchange for Subaccount Units of equal value of the Equity variable account and Subaccount Units of the Capital Opportunities variable account will automatically be transferred to the Main Street Core variable account in exchange for Subaccount Units of equal value of the Main Street Core variable account.

The Concentrated Growth and Capital Opportunities Portfolios and variable accounts will cease to exist.

On the reorganization date, unless you instruct us otherwise, any outstanding instruction you have on file with us that designates: (1) the Concentrated Growth Investment Option will be deemed an instruction for the Equity Investment Option; and/or (2) the Capital Opportunities Investment Option will be deemed an instruction for the Main Street Core Investment Option. This includes, but is not limited to, instructions for Purchase Payment allocations, transfer instructions (including instructions under any systematic transfer, portfolio rebalancing, DCA Plus, earnings sweep or dollar cost averaging programs, if applicable), and partial withdrawals.

You need not take any action regarding the reorganization. The exchange of the Concentrated Growth variable account Subaccount Units for Subaccount Units of equal value of the Equity variable account and the exchange of the Capital Opportunities variable account Subaccount Units for Subaccount Units of equal value of the Main Street Core variable account will occur automatically on the reorganization date.

If the reorganization is postponed or terminated, the corresponding transfer of variable account assets for the reorganization will also be postponed or terminated. We will notify you if either of these events occur.

Starting April 1, 2007, you will have a 60 calendar day “free transfer” period. If you do not wish to participate in the reorganization on April 30, 2007, you may transfer out of the Concentrated Growth and/or the Capital Opportunities Investment Option during the period between April 1, 2007 and the reorganization date. After the reorganization has occurred, if your Subaccount Units were automatically transferred from the Concentrated Growth Investment Option to the Equity Investment Option and/or from the Capital Opportunities Investment Option to the Main Street Core Investment Option, you may transfer out of the

Concentrated Growth and/or Capital Opportunities Investment Option during the period between the reorganization date and May 30, 2007.

Such a transfer, and any systematic transfers during the “free transfer” period, will not count towards the transfer limitations described in your prospectus, or any transfer fees that may be assessed in the future. However, any Investment Option into which you make your transfer will be subject to the transfer limitations described in your prospectus.

The following changes are effective May 1, 2007:

The portfolio name and portfolio manager for the Fasciano Small Equity Portfolio will be changed. The new portfolio name will be the Small-Cap Growth Portfolio and the new portfolio manager will be Fred Alger Management, Inc. In addition, the Floating Rate Loan Portfolio will be added as an Investment Option.

For more complete information on the Floating Rate Loan Portfolio, including a discussion of the portfolio’s investment techniques, risks associated with its investments, charges and expenses, see the accompanying preliminary prospectus for the portfolio. No assurance can be given that a portfolio will achieve its investment objective. You should read the preliminary prospectus carefully. The information in the preliminary prospectus for the portfolio is not complete and may be changed. A registration statement for the shares of the portfolio was filed with the SEC, and those shares may not be sold until that registration statement is effective. The preliminary prospectus is not an offer to sell the shares of the portfolio.

YOUR INVESTMENT OPTIONS is amended as follows:

The disclosure regarding the Fasciano Small Equity Portfolio in the Your Variable Investment Options chart is replaced with the following:

PACIFIC SELECT FUND		THE PORTFOLIO’S	PORTFOLIO
PORTFOLIO	INVESTMENT GOAL	MAIN INVESTMENTS	MANAGER
Small-Cap Growth (formerly called Fasciano Small Equity)	Capital appreciation; no consideration is given to income.	Equity securities of small companies believed to have sustainable earnings growth.	Fred Alger Management, Inc.

The following is added to the Your Variable Investment Options chart:

PACIFIC SELECT FUND		THE PORTFOLIO’S	PORTFOLIO
PORTFOLIO	INVESTMENT GOAL	MAIN INVESTMENTS	MANAGER
Floating Rate Loan	High level of current income.	Interests in floating rate senior loans.	Highland Capital Management, L.P.

Supplement dated March 23, 2007 to the Prospectus dated May 1, 2006 for the Pacific Portfolios for Chase variable annuity contract issued by Pacific Life Insurance Company

Capitalized terms used in this supplement are defined in the Prospectus referred to above unless otherwise defined herein. “We,” “us,” or “our” refer to Pacific Life Insurance Company; “you” or “your” refer to the Contract Owner. For more complete information on the portfolios of Pacific Select Fund, including a discussion of each portfolio’s investment techniques and the risks associated with its investments, see the accompanying preliminary prospectus. You should read the prospectus carefully.

This supplement must be preceded or accompanied by the Prospectus referenced above, as supplemented.

Reorganization of the Concentrated Growth and Capital Opportunities Portfolios

The reorganization will take effect on April 30, 2007 (the “reorganization date”). The following transactions (the “reorganization”), are scheduled to occur:

•	shares of the Concentrated Growth Portfolio will be transferred to the Equity Portfolio, and
•	shares of the Capital Opportunities Portfolio will be transferred to the Main Street® Core Portfolio.

At the same time that the reorganization occurs, Subaccount Units of the Concentrated Growth variable account will automatically be transferred to the Equity variable account in exchange for Subaccount Units of equal value of the Equity variable account and Subaccount Units of the Capital Opportunities variable account will automatically be transferred to the Main Street Core variable account in exchange for Subaccount Units of equal value of the Main Street Core variable account.

The Concentrated Growth and Capital Opportunities Portfolios and variable accounts will cease to exist.

On the reorganization date, unless you instruct us otherwise, any outstanding instruction you have on file with us that designates: (1) the Concentrated Growth Investment Option will be deemed an instruction for the Equity Investment Option; and/or (2) the Capital Opportunities Investment Option will be deemed an instruction for the Main Street Core Investment Option. This includes, but is not limited to, instructions for Purchase Payment allocations, transfer instructions (including instructions under any systematic transfer, portfolio rebalancing, DCA Plus, earnings sweep or dollar cost averaging programs, if applicable), and partial withdrawals.

You need not take any action regarding the reorganization. The exchange of the Concentrated Growth variable account Subaccount Units for Subaccount Units of equal value of the Equity variable account and the exchange of the Capital Opportunities variable account Subaccount Units for Subaccount Units of equal value of the Main Street Core variable account will occur automatically on the reorganization date.

If the reorganization is postponed or terminated, the corresponding transfer of variable account assets for the reorganization will also be postponed or terminated. We will notify you if either of these events occur.

Starting April 1, 2007, you will have a 60 calendar day “free transfer” period. If you do not wish to participate in the reorganization on April 30, 2007, you may transfer out of the Concentrated Growth and/or the Capital Opportunities Investment Option during the period between April 1, 2007 and the reorganization date. After the reorganization has occurred, if your Subaccount Units were automatically transferred from the Concentrated Growth Investment Option to the Equity Investment Option and/or from the Capital Opportunities Investment Option to the Main Street Core Investment Option, you may transfer out of the Concentrated Growth and/or Capital Opportunities Investment Option during the period between the reorganization date and May 30, 2007.

Such a transfer, and any systematic transfers during the “free transfer” period, will not count towards the transfer limitations described in your prospectus, or any transfer fees that may be assessed in the future. However, any Investment Option into which you make your transfer will be subject to the transfer limitations described in your prospectus.

The following changes are effective May 1, 2007:

The portfolio name and portfolio manager for the Fasciano Small Equity Portfolio will be changed. The new portfolio name will be the Small-Cap Growth Portfolio and the new portfolio manager will be Fred Alger Management, Inc. In addition, the Floating Rate Loan Portfolio will be added as an Investment Option.

For more complete information on the Floating Rate Loan Portfolio, including a discussion of the portfolio’s investment techniques, risks associated with its investments, charges and expenses, see the accompanying preliminary prospectus for the portfolio. No assurance can be given that a portfolio will achieve its investment objective. You should read the preliminary prospectus carefully. The information in the preliminary prospectus for the portfolio is not complete and may be changed. A registration statement for the shares of the portfolio was filed with the SEC, and those shares may not be sold until that registration statement is effective. The preliminary prospectus is not an offer to sell the shares of the portfolio.

YOUR INVESTMENT OPTIONS is amended as follows:

The disclosure regarding the Fasciano Small Equity Portfolio in the Your Variable Investment Options chart is replaced with the following:

PACIFIC SELECT FUND		THE PORTFOLIO’S	PORTFOLIO
PORTFOLIO	INVESTMENT GOAL	MAIN INVESTMENTS	MANAGER
Small-Cap Growth (formerly called Fasciano Small Equity)	Capital appreciation; no consideration is given to income.	Equity securities of small companies believed to have sustainable earnings growth.	Fred Alger Management, Inc.

The following is added to the Your Variable Investment Options chart:

PACIFIC SELECT		THE PORTFOLIO’S	PORTFOLIO
FUND PORTFOLIO	INVESTMENT GOAL	MAIN INVESTMENTS	MANAGER
Floating Rate Loan	High level of current income.	Interests in floating rate senior loans.	Highland Capital Management, L.P.